Restricted net assets (Details) (China, CNY) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
China
Country disclosures
Annual appropriations to the statutory general reserve fund of net after-tax income, prior to payment of dividends (as a percent)	10.00%
The statutory general reserve's fund maximum percentage of the registered capital to allow annual appropriation	50.00%
Amount of restricted net assets for subsidiaries and VIEs	885.1
Restricted percent of net assets of subsidiaries and VIEs	19.60%